Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax expense

Years ended December 31:	2020	2019	2018
Current taxes	$(95)	$(384)	$(867)
Deferred taxes	(4,798)	(98)	(55,238)
Resource property (expense) recovery	(6,074)	(1,137)	487
	$(10,967)	$(1,619)	$(55,618)

Schedule of reconciliation of (loss) income before income taxes

Years ended December 31:	2020	2019	2018
Income (loss) before income taxes	$11,179	$(16,784)	$167,829
Computed (expense) recovery of income taxes	$(6,521)	$4,743	$(50,137)
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	(13)	891	—
Other non-taxable income	(1)	24	45
Revisions to prior years	(21)	88	(1,355)
Capital gains and losses on dispositions, net	35	(7,663)	(5,357)
Resource property revenue taxes	(4,433)	(830)	356
Unrecognized losses in current year	(1)	(228)	(1,411)
Previously unrecognized deferred income tax assets, net	113	1,229	3,041
Permanent differences	(92)	(178)	(306)
Other, net	(33)	305	(494)
Provision for income taxes	$(10,967)	$(1,619)	$(55,618)